Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about property, plant and equipment [abstract]
Summary of Property, Plant and Equipment

	Buildings	Equipment and machinery	Other 1	Total

	$	$	$	$

Cost

As at December 31, 2020	-	1,198	2,108	3,306

Additions	-	118	3,360	3,478

Disposals	-	-	(452)	(452)

As at December 31, 2021	-	1,316	5,016	6,332

Acquisition	1,571	2,640	-	4,211

Additions	103	1,035	1,051	2,189

As at December 31, 2022	1,674	4,991	6,067	12,732

	Buildings	Equipment and machinery	Other 1	Total
	$	$	$	$

Accumulated depreciation

As at December 31, 2020	-	471	900	1,371

Depreciation for the year	-	343	582	925

Disposals	-	-	(332)	(332)

As at December 31, 2021	-	814	1,150	1,964
Depreciation for the year	106	513	1,123	1,742

As at December 31, 2022	106	1,327	2,273	3,706

	Buildings	Equipment and machinery	Other 1	Total
	$	$	$	$

Net book value

As at December 31, 2021	-	502	3,866	4,368

As at December 31, 2022	1,568	3,664	3,794	9,026
1
The “Other” category includes right of use assets with a cost of $4,452 and $1,604 of accumulated depreciation as at December 31, 2022.